Operating Segmentation - Summary of Average Assets, Grouped by Operating Segment (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Disclosure of operating segments [line items]
Net interest income	$ 3,902		$ 3,455	$ 7,921	$ 7,033
Non-interest revenue	5,416		2,621	9,120	6,018
Total Revenue	9,318	$ 7,723	6,076	17,041	13,051
Total provision for (recovery of) credit losses	50	(99)	60	(49)	216
Insurance claims, commissions and changes in policy benefit liabilities	(808)	81	(283)	(727)	318
Depreciation and amortization	361		392	734	785
Non-interest expense	3,352		4,017	6,825	7,237
Income Before Provision for Income Taxes	6,363	3,895	1,890	10,258	4,495
Provision for (recovery of) income taxes	1,607	962	587	2,569	1,175
Reported net income (loss)	4,756	$ 2,933	1,303	7,689	3,320
Average Assets	1,040,345		970,144	1,048,249	975,615
Impaired Loans [Member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	120		155	206	370
Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	(70)		(95)	(255)	(154)
Canadian P&C [member]
Disclosure of operating segments [line items]
Net interest income	1,763		1,581	3,550	3,189
Non-interest revenue	622		562	1,242	1,053
Total Revenue	2,385		2,143	4,792	4,242
Total provision for (recovery of) credit losses	54		141	78	289
Insurance claims, commissions and changes in policy benefit liabilities	0		0	0	0
Depreciation and amortization	126		121	251	239
Non-interest expense	934		834	1,833	1,652
Income Before Provision for Income Taxes	1,271		1,047	2,630	2,062
Provision for (recovery of) income taxes	331		270	686	535
Reported net income (loss)	940		777	1,944	1,527
Average Assets	286,486		258,927	282,439	256,903
Canadian P&C [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	86		154	186	304
Canadian P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	(32)		(13)	(108)	(15)
US P&C [member]
Disclosure of operating segments [line items]
Net interest income	1,141		1,055	2,297	2,146
Non-interest revenue	313		311	676	630
Total Revenue	1,454		1,366	2,973	2,776
Total provision for (recovery of) credit losses	(39)		(23)	(113)	(54)
Insurance claims, commissions and changes in policy benefit liabilities	0		0	0	0
Depreciation and amortization	102		115	209	238
Non-interest expense	623		569	1,228	1,135
Income Before Provision for Income Taxes	768		705	1,649	1,457
Provision for (recovery of) income taxes	180		167	380	340
Reported net income (loss)	588		538	1,269	1,117
Average Assets	141,099		129,877	139,897	130,187
US P&C [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	35		6	38	26
US P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	(74)		(29)	(151)	(80)
BMO WM [member]
Disclosure of operating segments [line items]
Net interest income	278		237	550	476
Non-interest revenue	206		877	1,339	2,615
Total Revenue	484		1,114	1,889	3,091
Total provision for (recovery of) credit losses	1		(2)	5	(5)
Insurance claims, commissions and changes in policy benefit liabilities	(808)		(283)	(727)	318
Depreciation and amortization	64		86	130	169
Non-interest expense	810		886	1,652	1,740
Income Before Provision for Income Taxes	417		427	829	869
Provision for (recovery of) income taxes	103		105	200	211
Reported net income (loss)	314		322	629	658
Average Assets	49,735		47,693	49,618	47,613
BMO WM [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	0		2	0	3
BMO WM [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	1		(4)	5	(8)
BMO CM [member]
Disclosure of operating segments [line items]
Net interest income	745		743	1,669	1,546
Non-interest revenue	819		795	1,834	1,566
Total Revenue	1,564		1,538	3,503	3,112
Total provision for (recovery of) credit losses	33		(55)	(18)	(12)
Insurance claims, commissions and changes in policy benefit liabilities	0		0	0	0
Depreciation and amortization	69		70	144	139
Non-interest expense	860		772	1,826	1,589
Income Before Provision for Income Taxes	602		751	1,551	1,396
Provision for (recovery of) income taxes	154		193	398	360
Reported net income (loss)	448		558	1,153	1,036
Average Assets	388,901		360,123	398,452	372,645
BMO CM [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	1		(6)	(15)	39
BMO CM [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	32		(49)	(3)	(51)
Corporate services [member]
Disclosure of operating segments [line items]
Net interest income	(25)		(161)	(145)	(324)
Non-interest revenue	3,456		76	4,029	154
Total Revenue	3,431		(85)	3,884	(170)
Total provision for (recovery of) credit losses	1		(1)	(1)	(2)
Insurance claims, commissions and changes in policy benefit liabilities	0		0	0	0
Depreciation and amortization	0		0	0	0
Non-interest expense	125		956	286	1,121
Income Before Provision for Income Taxes	3,305		(1,040)	3,599	(1,289)
Provision for (recovery of) income taxes	839		(148)	905	(271)
Reported net income (loss)	2,466		(892)	2,694	(1,018)
Average Assets	174,124		173,524	177,843	168,267
Corporate services [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	(2)		(1)	(3)	(2)
Corporate services [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	$ 3		$ 0	$ 2	$ 0